Revenue - Type, Collaboration Partner and Product (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	kr 21,526	kr 16,474	kr 14,505
DARZALEX
Revenue
Revenue	13,922	11,265	9,966
Kesimpta
Revenue
Revenue	2,222	1,494	779
TEPEZZA
Revenue
Revenue	737	704	796
Other
Revenue
Revenue	471	242	41
Janssen
Revenue
Revenue	14,422	11,949	10,530
AbbVie
Revenue
Revenue	394	732	1,174
Roche
Revenue
Revenue	741	704	796
Novartis
Revenue
Revenue	2,822	1,511	815
BioNTech
Revenue
Revenue	869	784	708
Pfizer
Revenue
Revenue	533	373	413
Other
Revenue
Revenue	2		69
Royalties
Revenue
Revenue	17,352	13,705	11,582
Reimbursement revenue - External
Revenue
Revenue	996	864	818
Milestone revenue
Revenue
Revenue	1,000	1,177	1,767
Collaboration revenue
Revenue
Revenue	433	307	332
License revenue
Revenue
Revenue	2		kr 6
Parent Company | Reportable Legal Entities
Revenue
Revenue	22,167	17,126
Parent Company | Reportable Legal Entities | DARZALEX
Revenue
Revenue	13,922	11,265
Parent Company | Reportable Legal Entities | Kesimpta
Revenue
Revenue	2,222	1,494
Parent Company | Reportable Legal Entities | TEPEZZA
Revenue
Revenue	737	704
Parent Company | Reportable Legal Entities | Other
Revenue
Revenue	471	242
Parent Company | Reportable Legal Entities | Janssen
Revenue
Revenue	14,422	11,949
Parent Company | Reportable Legal Entities | AbbVie
Revenue
Revenue	394	732
Parent Company | Reportable Legal Entities | Roche
Revenue
Revenue	741	704
Parent Company | Reportable Legal Entities | Novartis
Revenue
Revenue	2,822	1,511
Parent Company | Reportable Legal Entities | BioNTech
Revenue
Revenue	869	784
Parent Company | Reportable Legal Entities | Pfizer
Revenue
Revenue	533	373
Parent Company | Reportable Legal Entities | Other
Revenue
Revenue	2
Parent Company | Reportable Legal Entities | Royalties
Revenue
Revenue	17,352	13,705
Parent Company | Reportable Legal Entities | Reimbursement revenue - External
Revenue
Revenue	996	864
Parent Company | Reportable Legal Entities | Reimbursement revenue - Intercompany
Revenue
Revenue	1,140	937
Parent Company | Reportable Legal Entities | Milestone revenue
Revenue
Revenue	1,000	1,177
Parent Company | Reportable Legal Entities | Collaboration revenue
Revenue
Revenue	433	307
Parent Company | Reportable Legal Entities | License revenue
Revenue
Revenue	2
Parent Company | Reportable Legal Entities | Net product sales - Intercompany
Revenue
Revenue	1,244	136
Parent Company | Reportable Legal Entities | Excluding intercompany revenue
Revenue
Revenue	kr 19,783	kr 16,053